Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,473,594.00
Previously Paid Amount	0.00
Total Fee Amount	2,827.40
Total Offset Amount	0.00
Net Fee	$ 2,827.40
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A